Condensed Consolidating Financial Information - Additional Information (Detail) - VERSO PAPER HOLDINGS LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership interest in subsidiary	100.00%	100.00%
11.75% Senior Secured Notes
Condensed Financial Statements, Captions [Line Items]
Interest rate (percentage)	11.75%	11.75%
Debt Instrument Maturity Year		2019
8.75% Second Priority Senior Secured Notes
Condensed Financial Statements, Captions [Line Items]
Interest rate (percentage)	8.75%	8.75%
Debt Instrument Maturity Year		2019
11.38% Senior Subordinated Notes
Condensed Financial Statements, Captions [Line Items]
Interest rate (percentage)	11.38%	11.38%
Debt Instrument Maturity Year		2016
Second Priority Senior Secured Floating Rate Notes
Condensed Financial Statements, Captions [Line Items]
Interest rate (percentage)	13.00%